Derivative Financial Instruments	6 Months Ended	12 Months Ended
	Sep. 30, 2013	Mar. 31, 2013
Derivative Financial Instruments
Derivative Financial Instruments

Note 15—Derivative Financial Instruments

As of September 30, 2013, we had recorded a derivative liability of $17.1 million representing the estimated fair value of our outstanding stock warrants which was triggered by our June 26, 2013 capital raise that included full ratchet anti-dilution protection for the new warrants issued during the offering.  We valued these warrants by using the binomial lattice valuation model. With the anti-dilution protection afforded these new warrants, we no longer met the criteria for equity accounting for our warrants and therefore began accounting for all warrants as liabilities. In that our warrants were classified as equity at March 31, 2013, we had no similar liability at that date.  See Note 13 —Warrants.

As of September 30, 2013, we also had an embedded derivative liability of $0.7 million relating to the embedded put option on the redeemable preferred stock held by Buffalo Management. This amount is included in other long-term liabilities on the balance sheet. The holder of this preferred stock may redeem their shares, in whole or in part, at any time following the three year anniversary of the date on which a minimum of 50,000 tonnes of potash has first shipped from our Holbrook Project.  We estimated the value of the derivative liability by using scenario analysis based on various assumptions including: discount rate, preferred stock redemption periods, mine life and potash prices.

Note 10—Derivative Financial Instruments

Derivative Assets

As of March 31, 2013 and 2012, we had no derivative assets. However, as discussed in Note 8—Debt, we recorded a $1.9 million derivative asset at the inception of the Karlsson Note on August 1, 2012 related to the Prepayment Option but when we did not exercise that option on or before December 15, 2012, the fair value of the Prepayment Option was subsequently reduced to $0 and a corresponding charge was recorded to derivative losses.

Derivative Liabilities

As of March 31, 2013 and 2012, the fair values of the compound embedded derivatives and the warrant derivative liabilities were nil. As discussed in Note 9—Convertible Notes, the secured convertible notes were converted into common stock on November 22, 2011. As a result of the conversions, the compound embedded derivatives were eliminated as they existed because of and derived their values from the convertible notes. Additionally, the warrant derivative liabilities were eliminated. From the inception of the financings through November 22, 2011, the warrants were required to be classified as derivative liabilities due to the down-round protection features, automatic conversion provisions, and the make-whole provisions contained in the secured convertible notes. With the conversion of the secured convertible notes on November 22, 2011, the warrants were no longer required to be carried as derivative liabilities as the provisions and features giving rise to the warrant liabilities were also eliminated. As such, the warrants were reclassified to stockholders’ equity on November 22, 2011.

The following table summarizes the effects on our loss associated with changes in the fair values of our derivative financial instruments for the year ended March 31, 2012. For information on our $1.9 million derivative loss for the year ended March 31, 2013, please see the preceding section on Derivative Assets above.  No gain (loss) was recognized for the period August 5, 2010 (Inception) through March 31, 2011.

Our financings giving rise to derivative financial instruments and the income effects:	Year Ended March 31, 2012
(thousands)
Compound embedded derivatives	$(23,525)
Day-one derivative loss	(7,336)
Warrant derivative liabilities	(8,949)
Total derivative loss	$(39,810)

Fair Value Considerations

GAAP establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. As presented in the tables below, this hierarchy consists of three broad levels:

Level 1 valuations:	Quoted prices in active markets for identical assets and liabilities.
Level 2 valuations:

Quoted prices for similar assets or liabilities in active markets; quoted prices for identical or similar assets or liabilities in markets that are not active; and model-derived valuations whose inputs or significant value drivers are observable.

Level 3 valuations:	Significant inputs to valuation model are unobservable.

We classify assets and liabilities measured at fair value in their entirety based on the lowest level of input that is significant to their fair value measurement. We measure all our derivative financial instruments that are required to be measured at fair value on a recurring basis using Level 3 inputs. Level 3 inputs are unobservable inputs that are supported by little or no market activity and that are significant to the fair value of the assets or liabilities. However, as of March 31, 2013 and 2012 none of our outstanding instruments required fair value measurement.

The features embedded in the secured convertible notes were combined into one compound embedded derivative that we valued using the income valuation technique using the Monte Carlo valuation model. The Monte Carlo model was believed by our management to be the best available technique for this compound derivative because, in addition to providing for inputs such as trading market values, volatilities and risk free rates, the Monte Carlo model also embodies assumptions that provide for credit risk, interest risk and redemption behaviors (i.e. assumptions market participants exchanging debt-type instruments would also consider). The Monte Carlo model simulates multiple outcomes over the period to maturity using multiple assumption inputs also over the period to maturity. As of March 31, 2013 and 2012, all of our compound embedded derivatives valued using the Monte Carlo model had been eliminated and thus no fair value measurements were required.

The warrants were valued using a binomial-lattice-based valuation model. The lattice-based valuation technique was utilized because it embodies all of the requisite assumptions (including the underlying price, exercise price, term, volatility, and risk-free interest-rate) that are necessary to fair value these instruments. For forward contracts that contingently require net-cash settlement as the principal means of settlement, we project and discount future cash flows applying probability-weights to multiple possible outcomes. Estimating fair values of derivative financial instruments requires the development of significant and subjective estimates that may, and are likely to, change over the duration of the instrument with related changes in internal and external market factors. In addition, option-based techniques are highly volatile and sensitive to changes in the trading market price of our common stock. Because derivative financial instruments are initially and subsequently carried at fair values, our income will reflect the volatility in these estimate and assumption changes. As of March 31, 2013 and 2012, none of our outstanding warrants required fair value measurement.

The following table sets forth a reconciliation of changes in the fair value of financial liabilities classified as Level 3 in the fair valued hierarchy:

	Derivative Financial Information
	2013	2012
	(thousands)	(thousands)
Beginning balance as of period ended March 31	$—	$(17,288)
Total gains or losses (realized or unrealized):
Included in earnings	—	(20,956)
Warrant issuances	—	(12,396)
Warrant reclassification to equity	—	20,228
Debenture issuances	—	(12,001)
Debenture conversions	—	42,413
Ending balance as of March 31	—	—